UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-3700

The Dreyfus/Laurel Tax-Free Municipal Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	6/30
Date of reporting period:	03/31/10

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus BASIC California Municipal Money Market Fund
March 31, 2010 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments--99.5%	Rate (%)	Date	Amount ($)	Value ($)
California--91.2%
ABAG Finance Authority for
Nonprofit Corporations,
Revenue, Refunding (Eskaton
Properties, Inc.) (LOC; Bank
of America)	0.29	4/7/10	2,000,000 a	2,000,000
Alameda County Industrial
Development Authority, Revenue
(P.J.'s Lumber, Inc. Project)
(LOC; Comerica Bank)	0.40	4/7/10	1,905,000 a	1,905,000
California Department of Water
Resources, Power Supply
Revenue (Insured; Assured
Guaranty Municipal Corp. and
Liquidity Facility; Dexia
Credit Locale)	0.32	4/7/10	4,000,000 a	4,000,000
California Department of Water
Resources, Power Supply
Revenue (LOC; Bank of America)	0.27	4/1/10	1,835,000 a	1,835,000
California Department of Water
Resources, Power Supply
Revenue (LOC: Bayerische
Landesbank and Westdeutsche
Landesbank)	0.29	4/1/10	2,500,000 a	2,500,000
California Department of Water
Resources, Water Revenue, CP
(Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	0.35	4/8/10	1,000,000	1,000,000
California Educational Facilities
Authority, Revenue, CP
(Stanford University)	0.30	11/19/10	2,100,000	2,100,000
California Enterprise Development
Authority, IDR (Ramar
International Corporation

Project) (LOC; Bank of the
West)	0.33	4/7/10	4,220,000 a	4,220,000
California Infrastructure and
Economic Development Bank, IDR
(Bonny Doon Winery, Inc.
Project) (LOC; Comerica Bank)	0.55	4/7/10	2,910,000 a	2,910,000
California Infrastructure and
Economic Development Bank, IDR
(Starter and Alternator
Exchange, Inc. Project) (LOC;
California State Teachers
Retirement System)	0.43	4/7/10	1,100,000 a	1,100,000
California Pollution Control
Financing Authority, SWDR
(Blue Line Transfer Inc.
Project) (LOC; Union Bank of
California)	0.35	4/7/10	700,000 a	700,000
California Pollution Control
Financing Authority, SWDR
(GreenWaste Recovery, Inc.
Project) (LOC; Comerica Bank)	0.42	4/7/10	2,400,000 a	2,400,000
California Pollution Control
Financing Authority, SWDR
(Metropolitan Recycling Inc.)
(LOC; Comerica Bank)	0.42	4/7/10	2,695,000 a	2,695,000
California Pollution Control
Financing Authority, SWDR
(Northern Recycling and Waste
Services, LLC Project) (LOC;
Union Bank of California)	0.35	4/7/10	2,930,000 a	2,930,000
California Pollution Control
Financing Authority, SWDR
(Pena's Disposal, Inc.
Project) (LOC; Comerica Bank)	0.42	4/7/10	2,125,000 a	2,125,000
California Pollution Control
Financing Authority, SWDR
(South Tahoe Refuse Company
Project) (LOC; Union Bank of
California)	0.35	4/7/10	5,540,000 a	5,540,000
California Pollution Control
Financing Authority, SWDR
(Sunset Waste Paper, Inc.
Project) (LOC; Comerica Bank)	0.42	4/7/10	3,400,000 a	3,400,000

California Pollution Control
Financing Authority, SWDR
(Valley Vista Services, Inc.
Project) (LOC; Comerica Bank)	0.42	4/7/10	2,000,000 a	2,000,000
California Statewide Communities
Development Authority, Revenue
(Azusa Pacific University
Project) (LOC; Allied Irish
Banks)	0.50	4/7/10	3,500,000 a	3,500,000
California Statewide Communities
Development Authority, Revenue
(Childrens Hospital Los
Angeles) (LOC; Bank of America)	0.28	4/1/10	1,000,000 a	1,000,000
California Statewide Communities
Development Authority, Revenue
(Hanuman Fellowship Project)
(LOC; Bank of America)	0.35	4/7/10	1,750,000 a	1,750,000
California Statewide Communities
Development Authority, Revenue
(Rady Children's Hospital -
San Diego) (LOC; Allied Irish
Banks)	0.43	4/7/10	2,300,000 a	2,300,000
California Statewide Communities
Development Authority,
Revenue, CP (Kaiser Permanente)	0.32	5/6/10	9,000,000	9,000,000
California Statewide Communities
Development Authority,
Revenue, CP (Kaiser Permanente)	0.31	8/5/10	3,700,000	3,700,000
Deutsche Bank Spears/Lifers Trust
(Anaheim Redevelopment Agency,
Tax Allocation Revenue,
Refunding (Anaheim Merged
Redevelopment Project Area))
(Liquidity Facility; Deutsche
Bank AG and LOC; Deutsche Bank
AG)	0.29	4/7/10	1,000,000 a,b	1,000,000
Fremont Public Financing
Authority, COP (Financing
Project) (LOC; Allied Irish
Banks)	0.45	4/7/10	7,000,000 a	7,000,000
Fresno,
Sewer System Revenue (Insured;
Assured Guaranty Municipal

Corp. and Liquidity Facility;
Citibank NA)	0.31	4/7/10	4,000,000 a,b	4,000,000
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds (Insured;
Berkshire Hathaway Assurance
Corporation and Liquidity
Facility; Citibank NA)	0.30	4/7/10	5,505,000 a,b	5,505,000
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	5.38	6/1/10	1,000,000 c	1,008,223
Kern County,
GO Notes, TRAN	2.50	6/30/10	6,200,000	6,225,869
Long Beach,
GO Notes, TRAN	2.50	9/30/10	1,000,000	1,009,911
Los Angeles County Capital Asset
Leasing Corporation, LR, CP
(LOC: Bayerische Landesbank,
JPMorgan Chase Bank and
Westdeutsche Landesbank)	0.38	4/26/10	10,000,000	10,000,000
Los Angeles Department of Water
and Power, Power System Revenue	5.00	7/1/10	800,000	808,767
Puttable Floating Option Tax
Exempt Receipts (California
Statewide Communities
Development Authority, MFHR
(La Mision Village Apartments
Project)) (Liquidity Facility;
FHLMC and LOC; FHLMC)	0.46	4/7/10	2,250,000 a,b	2,250,000
Richmond,
Wastewater Revenue, Refunding
(LOC; Union Bank of California)	0.28	4/7/10	755,000 a	755,000
Riverside County Transportation
Commission, Sales Tax Revenue
(Liquidity Facility; JPMorgan
Chase Bank)	0.29	4/7/10	1,000,000 a	1,000,000
Southern California Public Power
Authority, Transmission
Project Revenue, Refunding
(Southern Transmission

Project) (Insured; Assured
Guaranty Municipal Corp. and
Liquidity Facility;
Westdeutsche Landesbank)	0.36	4/7/10	5,815,000 a	5,815,000
University of California Regents,
General Revenue	5.00	5/15/10	150,000	150,776
Victorville Joint Powers Financing
Authority, LR (Cogeneration
Facility Project) (LOC; Fortis
Bank)	0.58	4/7/10	9,770,000 a	9,770,000
West Covina Public Financing
Authority, LR, Refunding
(Public Facilities Project)
(LOC; California State
Teachers Retirement System)	0.32	4/7/10	2,540,000 a	2,540,000

U.S. Related--8.3%
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(Liquidity Facility; Citibank
NA)	0.31	4/7/10	7,000,000 a,b	7,000,000
Puttable Floating Option Tax
Exempt Receipts (Puerto Rico
Highways and Transportation
Authority, Highway Revenue)
(Liquidity Facility; Dexia
Credit Locale and LOC; Dexia
Credit Locale)	0.54	4/7/10	4,460,000 a,b	4,460,000

Total Investments (cost $136,908,546)			99.5%	136,908,546
Cash and Receivables (Net)			.5%	735,040
Net Assets			100.0%	137,643,586

a	Variable rate demand note - rate shown is the interest rate in effect at March 31, 2010. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010, these securities amounted to $24,215,000 or 17.6% of net assets.

c

This security is prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

At March 31, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a unadjusted quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used as of March 31, 2010 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	136,908,546
Level 3 - Significant Unobservable Inputs	-
Total	136,908,546

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus BASIC Massachusetts Municipal Money Market Fund
March 31, 2010 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments--99.9%	Rate (%)	Date	Amount ($)	Value ($)
Massachusetts,
Consolidated Loan (Liquidity
Facility; Dexia Credit Locale)	0.36	4/1/10	2,200,000 a	2,200,000
Massachusetts,
GO Notes (Central Artery/Ted
Williams Tunnel Infrastructure
Loan Act of 2000) (Liquidity
Facility; State Street Bank
and Trust Co.)	0.31	4/1/10	1,200,000 a	1,200,000
Massachusetts Development Finance
Agency, Higher Education
Revenue, Refunding (Smith
College Issue)	0.26	4/7/10	4,500,000 a,b	4,500,000
Massachusetts Development Finance
Agency, Multi-Mode Revenue
(Worcester Academy Project)
(LOC; Allied Irish Banks)	0.43	4/7/10	300,000 a,b	300,000
Massachusetts Development Finance
Agency, Revenue (Boston
University Issue) (LOC; Allied
Irish Banks)	0.32	4/1/10	6,500,000 a,b	6,500,000
Massachusetts Development Finance
Agency, Revenue (Boston
University Issue) (LOC; BNP
Paribas)	0.25	4/7/10	7,000,000 a,b	7,000,000
Massachusetts Development Finance
Agency, Revenue (Exploration
School, Inc. Issue) (LOC; TD
Bank)	0.29	4/7/10	2,590,000 a,b	2,590,000
Massachusetts Development Finance
Agency, Revenue (Fay School
Issue) (LOC; TD Bank)	0.29	4/7/10	3,800,000 a,b	3,800,000
Massachusetts Development Finance
Agency, Revenue (Harvard
University Issue)	0.26	4/7/10	4,500,000 a,b	4,500,000

Massachusetts Development Finance
Agency, Revenue (Justice
Resource Institute Issue)
(LOC; Bank of America)	0.26	4/7/10	2,000,000 a	2,000,000
Massachusetts Development Finance
Agency, Revenue (Saint
Peter-Marian Issue) (LOC; Bank
of America)	0.45	4/7/10	910,000 a	910,000
Massachusetts Development Finance
Agency, Revenue (Worcester
Academy Issue) (LOC; Allied
Irish Banks)	0.50	4/7/10	1,100,000 a,b	1,100,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Amherst
College Issue)	0.28	4/1/10	1,000,000 a,b	1,000,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Amherst
College Issue)	0.28	4/7/10	3,000,000 a,b	3,000,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Baystate
Medical Center Issue) (LOC;
JPMorgan Chase Bank)	0.27	4/7/10	1,000,000 a	1,000,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Bentley
College Issue) (LOC; JPMorgan
Chase Bank)	0.25	4/7/10	6,200,000 a,b	6,200,000
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Dana-Farber Cancer Institute
Issue) (LOC; JPMorgan Chase
Bank)	0.27	4/7/10	1,500,000 a	1,500,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Great
Brook Valley Health Center
Issue) (LOC; TD Bank)	0.29	4/7/10	2,425,000 a	2,425,000
Massachusetts Health and
Educational Facilities

Authority, Revenue (Partners
HealthCare System Issue) (LOC;
Citibank NA)	0.29	4/7/10	4,000,000 a	4,000,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Peabody
Essex Museum Issue) (LOC; Bank
of America)	0.29	4/7/10	3,235,000 a	3,235,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Wellesley
College Issue)	0.27	4/1/10	200,000 a,b	200,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Wellesley
College Issue)	0.25	4/7/10	3,675,000 a,b	3,675,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Williams
College Issue)	0.26	4/7/10	3,393,000 a,b	3,393,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Williams
College Issue)	0.29	4/7/10	1,000,000 a,b	1,000,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Williams
College Issue)	0.53	4/7/10	500,000 b	500,000
Massachusetts Housing Finance
Agency, Housing Revenue
(Insured; Assured Guaranty
Municipal Corp. and Liquidity
Facility; Dexia Credit Locale)	0.32	4/7/10	7,500,000 a	7,500,000
Massachusetts Water Resources
Authority, Multi-Modal
Subordinated General Revenue
(LOC; Landesbank
Hessen-Thuringen Girozentrale)	0.26	4/7/10	200,000 a	200,000
Massachusetts Water Resources
Authority, Multi-Modal
Subordinated General Revenue,
Refunding (LOC; Landesbank
Baden-Wurttemberg)	0.30	4/1/10	4,050,000 a	4,050,000

Massachusetts Water Resources
Authority, Multi-Modal
Subordinated General Revenue,
Refunding (LOC; Landesbank
Hessen-Thuringen Girozentrale)	0.33	4/1/10	6,800,000 a	6,800,000
Nahant,
GO Notes, BAN	1.50	10/13/10	1,566,000	1,572,225
Plymouth,
GO Notes, BAN	1.25	5/13/10	1,050,000	1,050,911
Rockport,
GO Notes, BAN	1.00	6/25/10	4,450,542	4,456,112
Waltham,
GO Notes	1.25	8/19/10	3,713,000	3,727,046
Wellesley,
GO Notes (Municipal Purpose
Loan)	3.00	6/1/10	1,611,000	1,617,755

Total Investments (cost $98,702,049)			99.9%	98,702,049
Cash and Receivables (Net)			.1%	92,966
Net Assets			100.0%	98,795,015

a	Variable rate demand note - rate shown is the interest rate in effect at June 30, 2008. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b	At March 31, 2010 the fund had $49,258,000 or 49.9% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from Education.

At March 31, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company

FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a unadjusted quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used as of March 31, 2010 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	98,702,049
Level 3 - Significant Unobservable Inputs	-
Total	98,702,049

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus BASIC New York Municipal Money Market Fund
March 31, 2010 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments--101.2%	Rate (%)	Date	Amount ($)	Value ($)
New York--98.8%
Albany County Airport Authority,
Airport Revenue, Refunding
(LOC; Bank of America)	0.33	4/7/10	4,100,000 a	4,100,000
Albany Housing Authority,
Revenue (Nutgrove Garden
Apartments Project) (LOC;
Citizens Bank of Massachusetts)	0.70	4/7/10	1,390,000 a	1,390,000
Albany Industrial Development
Agency, Civic Facility Revenue
(Corning Preserve/Hudson
Riverfront Development
Project) (LOC; Key Bank)	0.33	4/7/10	1,245,000 a	1,245,000
Brookhaven-Comsewogue Union Free
School District, GO Notes, TAN	1.25	4/30/10	1,300,000 b	1,300,778
Broome County Industrial
Development Agency, IDR
(Parlor City Paper Box
Company, Inc. Facility) (LOC;
U.S. Bank NA)	0.45	4/7/10	2,885,000 a	2,885,000
Campbell-Savona Central School
District, GO Notes, BAN	2.00	6/24/10	1,690,000 b	1,694,076
Cold Spring Harbor Central School
District, GO Notes, TAN	2.00	6/30/10	1,710,000 b	1,716,310
Dutchess County Industrial
Development Agency, Civic
Facility Revenue, Refunding
(Lutheran Center at
Poughkeepsie, Inc. Project)
(LOC; Key Bank)	0.33	4/7/10	1,700,000 a	1,700,000
East Hampton Union Free School
District, GO Notes, TAN	1.00	6/30/10	1,660,000 b	1,662,531
East Rochester Housing Authority,
Housing Revenue (Park Ridge
Nursing Home, Inc. Project)

(LOC; JPMorgan Chase Bank)	0.29	4/7/10	4,375,000 a	4,375,000
Elmira City School District,
GO Notes, BAN	1.00	6/30/10	1,220,000 b	1,221,246
Elmira City School District,
GO Notes, BAN	1.50	6/30/10	1,700,000 b	1,703,576
Erie County Fiscal Stability
Authority, GO Notes, BAN	1.25	7/30/10	1,770,000	1,773,948
Erie County Industrial Development
Agency, IDR (Luminescent
System, Inc. Project) (LOC;
HSBC Bank USA)	0.45	4/7/10	2,945,000 a	2,945,000
Fishkill,
GO Notes, BAN	2.00	4/30/10	1,140,000	1,140,904
Fort Ann,
GO Notes, BAN	2.75	8/27/10	1,237,000	1,240,175
Fort Plain Central School
District, GO Notes, BAN	2.00	6/24/10	1,165,000 b	1,168,619
Heuvelton Central School District,
GO Notes, BAN	1.50	6/30/10	1,000,000 b	1,002,094
Lancaster Industrial Development
Agency, IDR (Jiffy-Tite
Company, Inc. Project) (LOC;
Key Bank)	0.70	4/7/10	960,000 a	960,000
Long Island Power Authority,
CP (Long Island Lighting
Company) (LOC; JPMorgan Chase
Bank)	0.35	6/10/10	2,100,000	2,100,000
Long Island Power Authority,
Electric System General
Revenue (Insured; Assured
Guaranty Municipal Corp. and
Liquidity Facility; Dexia
Credit Locale)	0.35	4/7/10	9,000,000 a	9,000,000
Mamaroneck Village,
GO Notes, BAN	1.00	8/18/10	1,000,000	1,002,452
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue (Insured; Assured
Guaranty Municipal Corp. and
Liquidity Facility; Dexia
Credit Locale)	0.33	4/7/10	17,600,000 a	17,600,000
Metropolitan Transportation

Authority, RAN	2.00	12/31/10	3,000,000	3,036,198
Monroe County Industrial
Development Agency, Civic
Facility Revenue (YMCA of
Greater Rochester Project)
(LOC; M&T Bank)	0.34	4/7/10	2,400,000 a	2,400,000
Monroe County Industrial
Development Agency, Civic
Facility Revenue (YMCA of
Greater Rochester Project)
(LOC; M&T Bank)	0.34	4/7/10	5,040,000 a	5,040,000
Monroe County Industrial
Development Agency, IDR
(Mercury Print Productions,
Inc. Facility) (LOC; M&T Bank)	1.50	4/7/10	105,000 a	105,000
Nassau County Industrial
Development Agency, Civic
Facility Revenue (North Shore
Hebrew Academy High School
Project) (LOC; Banco Santander)	0.39	4/7/10	4,480,000 a,b	4,480,000
Nassau County Industrial
Development Agency, Housing
Revenue (Rockville Centre
Housing Associates, L.P.
Project) (LOC; M&T Bank)	0.39	4/7/10	8,000,000 a	8,000,000
New York City,
GO Notes (Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	0.36	4/1/10	2,300,000 a	2,300,000
New York City,
GO Notes (LOC; Bank of America)	0.29	4/7/10	1,700,000 a	1,700,000
New York City Housing Development
Corporation, MFHR (Liquidity
Facility; Citibank NA)	0.32	4/7/10	3,000,000 a,c	3,000,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Abraham
Joshua Heschel High School
Project) (LOC; Allied Irish
Banks)	0.50	4/7/10	5,055,000 a,b	5,055,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Columbia

Grammar and Preparatory School
Project) (LOC; Allied Irish
Banks)	0.69	4/7/10	4,370,000 a,b	4,370,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Hewitt
School Project) (LOC; Allied
Irish Banks)	0.69	4/7/10	11,695,000 a,b	11,695,000
New York City Industrial
Development Agency, Civic
Facility Revenue
(Spence-Chapin, Services to
Families and Children Project)
(LOC; Allied Irish Banks)	0.69	4/7/10	3,850,000 a	3,850,000
New York City Industrial
Development Agency, Civic
Facility Revenue (The
Allen-Stevenson School
Project) (LOC; Allied Irish
Banks)	0.69	4/7/10	2,875,000 a,b	2,875,000
New York City Industrial
Development Agency, Civic
Facility Revenue, Refunding
(Federation of Protestant
Welfare Agencies, Inc.
Project) (LOC; Allied Irish
Banks)	0.69	4/7/10	2,615,000 a	2,615,000
New York City Industrial
Development Agency, IDR
(Novelty Crystal Corporation
Project) (LOC; Commerce Bank
NA)	0.49	4/7/10	3,385,000 a	3,385,000
New York City Industrial
Development Agency, IDR
(Super-Tek Products, Inc.
Project) (LOC; Citibank NA)	0.49	4/7/10	4,615,000 a	4,615,000
New York City Municipal Water
Finance Authority, CP
(Liquidity Facility:
Bayerische Landesbank and
Westdeutsche Landesbank)	0.30	4/8/10	1,000,000	1,000,000
New York City Municipal Water
Finance Authority, CP

(Liquidity Facility:
Bayerische Landesbank and
Westdeutsche Landesbank)	0.30	4/8/10	1,000,000	1,000,000
New York City Transitional Finance
Authority, Future Tax Secured
Revenue (Liquidity Facility;
Westdeutsche Landesbank)	0.32	4/7/10	4,100,000 a	4,100,000
New York Liberty Development
Corporation, Multi-Modal
Liberty Revenue (World Trade
Center Project)	0.50	1/18/11	8,000,000	8,000,000
New York Local Government
Assistance Corporation, GO
Notes (LOC: Bayerische
Landesbank and Westdeutsche
Landesbank)	0.30	4/7/10	6,425,000 a	6,425,000
New York State Dormitory
Authority, Consolidated
Service Contract Revenue,
Refunding	1.50	7/1/10	2,505,000 b	2,511,928
New York State Dormitory
Authority, Revenue (Mount
Saint Mary College) (LOC;
JPMorgan Chase Bank)	0.29	4/7/10	8,700,000 a,b	8,700,000
New York State Dormitory
Authority, Revenue (Park Ridge
Hospital, Inc.) (LOC; JPMorgan
Chase Bank)	0.29	4/7/10	5,725,000 a	5,725,000
New York State Housing Finance
Agency, Housing Revenue
(Baisley Park Gardens) (LOC;
Citibank NA)	0.30	4/7/10	4,700,000 a	4,700,000
New York State Housing Finance
Agency, Housing Revenue
(Gateway to New Cassel
Project) (LOC; JPMorgan Chase
Bank)	0.37	4/7/10	3,800,000 a	3,800,000
New York State Thruway Authority,
Highway and Bridge Trust Fund
Revenue	5.25	4/1/10	1,000,000	1,000,000
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Revenue	3.15	4/1/10	1,500,000	1,500,000

New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Revenue	5.00	4/1/10	725,000	725,000
Newburgh Industrial Development
Agency, Civic Facility Revenue
(Community Development
Properties Dubois Street II,
Inc. Project) (LOC; Key Bank)	0.33	4/7/10	9,990,000 a	9,990,000
Ontario County Industrial
Development Agency, Civic
Facility Revenue (CHF-Finger
Lakes, L.L.C. Civic Facility)
(LOC; RBS Citizens NA)	0.38	4/7/10	1,025,000 a	1,025,000
Otsego County Industrial
Development Agency, Civic
Facility Revenue (Noonan
Community Service Corporation
Project) (LOC; FHLB)	0.40	4/7/10	1,685,000 a	1,685,000
Otsego County Industrial
Development Agency, Civic
Facility Revenue (Saint James
Retirement Community Project)
(LOC; M&T Bank)	0.34	4/7/10	1,940,000 a	1,940,000
Port Authority of New York and New
Jersey, Equipment Notes	0.35	4/7/10	4,000,000 a	4,000,000
Port Authority of New York and New
Jersey, Special Obligation
Revenue (Versatile Structure
Obligations) (LOC; Bayerische
Landesbank)	0.38	4/1/10	2,800,000 a	2,800,000
Rockland County Industrial
Development Agency, Civic
Facility Revenue (Dominican
College of Blauvelt Project)
(LOC; Commerce Bank NA)	0.29	4/7/10	6,215,000 a,b	6,215,000
Rockland County Industrial
Development Agency, IDR
(Intercos America, Inc.
Project) (LOC; HSBC Bank USA)	0.45	4/7/10	3,200,000 a	3,200,000
Rockland County Industrial
Development Authority, Revenue
(Northern Manor Multicare
Center, Inc. Project) (LOC;

M&T Bank)	0.39	4/7/10	2,870,000 a	2,870,000
Saint Lawrence County Industrial
Development Agency, Civic
Facility Revenue
(Canton-Potsdam Hospital
Project) (LOC; Key Bank)	0.33	4/7/10	9,945,000 a	9,945,000
Smithtown Central School District,
GO Notes, TAN	1.00	6/25/10	3,230,000 b	3,234,278
South Jefferson Central School
District, GO Notes, BAN	1.50	7/2/10	1,000,000 b	1,002,025
Susquehanna Valley Central School
District, GO Notes, BAN	1.50	7/30/10	1,000,000 b	1,002,627
Syracuse Industrial Development
Agency, Civic Facility Revenue
(Crouse Health Hospital, Inc.
Project) (LOC; HSBC Bank USA)	0.40	4/7/10	2,835,000 a	2,835,000
Three Village Central School
District, GO Notes, TAN	1.00	6/30/10	2,275,000 b	2,278,134
Tompkins County Industrial
Development Agency, Civic
Facility Revenue (Tompkins
Cortland Community College
Foundation, Inc. Project)
(LOC; HSBC Bank USA)	0.47	4/7/10	3,520,000 a,b	3,520,000
Wellsville Central School
District, GO Notes, BAN	1.50	6/23/10	1,000,000 b	1,001,347
Westchester County Health Care
Corporation, CP (Liquidity
Facility; JPMorgan Chase Bank
and LOC; Westchester County)	0.40	5/10/10	1,000,000	1,000,000
William Floyd Union Free School
District of the
Mastics-Moriches-Shirley, GO
Notes, TAN	2.25	6/30/10	4,100,000 b	4,118,549

U.S. Related--2.4%
Puerto Rico Industrial, Tourist,
Educational, Medical and
Environmental Control
Facilities Financing
Authority, Environmental
Control Facilities Revenue

(Bristol-Myers Squibb Company
Project)	0.39	4/7/10	4,400,000 a	4,400,000
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(Liquidity Facility; Citibank
NA)	0.31	4/7/10	1,550,000 a,c	1,550,000

Total Investments (cost $252,246,795)			101.2%	252,246,795
Liabilities, Less Cash and Receivables			(1.2%)	(2,983,135)
Net Assets			100.0%	249,263,660

a	Variable rate demand note - rate shown is the interest rate in effect at March 31, 2010. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b	At March 31, 2010, the fund had $73,528,118 or 29.5% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from education.
c

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010, these securities amounted to $4,550,000 or 1.8% of net assets.

At March 31, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue

LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a unadjusted quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used as of March 31, 2010 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	252,246,795
Level 3 - Significant Unobservable Inputs	-
Total	252,246,795

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Tax-Free Municipal Funds

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	May 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	May 24, 2010

By:	/s/ James Windels
James Windels
Treasurer

Date:	May 24, 2010

EXHIBIT INDEX

                            (a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)